SUPPLEMENTARY CASH FLOW INFORMATION - Changes in Liabilities Arising from Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Long-term debt
Balance as at January 1, 2017	$ 1,573.8
- Proceeds from term loan and notes payable	730.0	$ 300.5
- Repayment of term loan and notes payable	(442.3)
Non-cash: Amortization cost of debt	(3.8)
Non-cash: Reclassifications and other	(7.8)	36.7
Balance as at December 31, 2017	1,747.7	1,573.8
Current portion of long-term debt
Balance as at January 1, 2017	18.6
- Repayment of term loan and notes payable	(18.6)
Non-cash: Reclassifications and other	(7.8)	36.7
Balance as at December 31, 2017	110.0	18.6
Trade and other payables
Balance as at January 1, 2017	340.0
- Interest paid	(103.8)	(96.2)
Dividends paid	(18.9)	(28.0)
Non-cash: Interest accruals	80.6
Non-cash: Dividends accruals	19.2
Non-cash: Reclassifications and other	(7.8)	36.7
Balance as at December 31, 2017	345.4	$ 340.0
Long-term debt
Long-term debt
Non-cash: Reclassifications and other	(110.0)
Current portion of long-term debt
Non-cash: Reclassifications and other	(110.0)
Trade and other payables
Non-cash: Reclassifications and other	(110.0)
Current portion of long-term debt
Long-term debt
Non-cash: Reclassifications and other	110.0
Current portion of long-term debt
Non-cash: Reclassifications and other	110.0
Trade and other payables
Non-cash: Reclassifications and other	110.0
Accounts payable and accrued liabilities
Long-term debt
Non-cash: Reclassifications and other	28.3
Current portion of long-term debt
Non-cash: Reclassifications and other	28.3
Trade and other payables
Non-cash: Reclassifications and other	$ 28.3